Derivative financial liability – current	12 Months Ended
Dec. 31, 2022
Derivative financial liability – current

19	Derivative financial liability – current

	2022 £’000	2021 £’000	2020 £’000
Equity settled derivative financial liability
At 1 January	553	1,559	664
Warrants issued	–	–	997
Transfer to share premium on exercise of warrants	–	(70)	(499)
(Gain)/loss recognised in finance (income)/expense within the consolidated statement of comprehensive income	(468)	(936)	397
At 31 December	85	553	1,559

Equity settled derivative financial liability is a liability that is not to be settled for cash.

May 2020 warrants

In May 2020 the Company issued 477,255 warrants in the ordinary share capital of the Company as part of a registered direct offering in the US. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the Company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account (‘FVTPL’). The financial liability is valued using the Monte Carlo model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. Fair value is determined in the manner described in note 20. A key input in the valuation of the instrument is the Company share price.

October 2019 warrants

In October 2019 the Company issued 157,495 warrants in the ordinary share capital of the Company as part of a registered direct offering in the US. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those issued in May 2020. The financial liability is valued using the Monte Carlo model.

Warrant re-price

On 13 December 2022 the Company entered into a Securities Purchase Agreement with Armistice Capital Master Fund Ltd (‘Armistice’) to re-price previously issued ADR warrants issued to Armistice to $4 per ADR. The impact of the re-pricing is shown in the table below: The warrant exercise price per ADR for the remaining warrants remains unchanged as follows: October 2019 warrants at $125.00 per ADR; May 2020 warrants at $41.00 and $41.25 per ADR.

	ADR Warrants			Equivalent Ordinary Shares (25 ordinary shares per ADR)
	Number*	Original Price per ADS*	New Price per ADR	Number
October 2019 ADR warrants	30,000	$125.00	$4.00	150,000
May 2020 ADR warrants	32,550	$41.00	$4.00	162,750

Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADR’s to ordinary shares that occurred on 2 March 2020, the ratio change of ADR’s to ordinary shares on 26 September 2022 and the share consolidation and ratio change of ADR’s to ordinary shares that occurred on 24 March 2023.

DARA warrants and share options

The Group also assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. (which took place in 2015). The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those detailed above. The financial liability is valued using the Black-Scholes option pricing model. The exercise price of the warrants and options is $61.03 and $95.17 respectively. During 2022 all remaining warrants expired.

The following table details the outstanding warrants over ordinary shares as at 31 December and also the movement in the year:

	At 1 January 2020	Granted	Exercised	At 31 December 2020	Lapsed	Exercised	At 31 December 2021	Lapsed	At 31 December 2022
May 2020 grant	–	477,255	(125,000)	352,255	–	(15,340)	336,915	–	336,915
October 19 grant	157,495	–	–	157,495	–	–	157,495	–	157,495
DARA Warrants	231	–	–	231	(27)	–	204	(204)	–
DARA Options	138	–	–	138	–	–	138	–	138

Number of warrants have been adjusted to reflect the share consolidation and ratio change of ADR’s to ordinary shares that occurred on 2 March 2020, the ratio change of ADR’s to ordinary shares on 26 September 2022 and the share consolidation and ratio change of ADR’s to ordinary shares that occurred on 24 March 2023.